UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West International Index Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Financial	25.62%
Consumer, Non-cyclical	23.09
Consumer, Cyclical	12.65
Industrial	11.43
Communications	7.29
Basic Materials	6.35
Energy	5.06
Utilities	3.53
Technology	2.42
Diversified	0.32
Short Term Investments	2.24
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$971.00	$0.59*

Hypothetical (5% return before expenses)	$1,000.00	$1,006.66	$1.71*

Initial Class
Actual	$1,000.00	$1,062.00	$3.61**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.54**

* Expenses are equal to the Fund’s annualized expense ratio of 0.35% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 6.39%
17,645	Air Liquide SA (a)	$2,238,989
7,000	Air Water Inc (a)	127,976
12,482	Akzo Nobel NV (a)	911,301
116,097	Alumina Ltd (a)	136,658
71,232	Anglo American PLC (a)	1,028,930
20,355	Antofagasta PLC (a)	220,158
52,993	ArcelorMittal (a)(b)	514,648
3,133	Arkema SA (a)	226,477
63,000	Asahi Kasei Corp (a)	516,763
47,123	BASF SE (a)(c)	4,146,500
164,753	BHP Billiton Ltd (a)	3,360,772
108,187	BHP Billiton PLC (a)	2,126,274
14,840	Boliden AB (a)	270,544
7,801	Brenntag AG (a)	447,633
7,378	Croda International PLC (a)	318,900
14,000	Daicel Corp (a)	179,651
426	EMS-Chemie Holding AG (a)	179,983
4,307	Evonik Industries AG (a)	164,456
72,016	Fortescue Metals Group Ltd (a)(b)	106,062
10,560	Fresnillo PLC (a)	115,071
3,553	Fuchs Petrolub SE (a)	150,231
476	Givaudan SA (a)	824,102
569,733	Glencore PLC (a)	2,285,179
5,700	Hitachi Chemical Co Ltd (a)(c)	102,663
10,000	Hitachi Metals Ltd (a)	153,735
19,113	Iluka Resources Ltd (a)	113,029
84,669	Incitec Pivot Ltd (a)	251,022
22,449	Israel Chemicals Ltd (a)	156,794
25,700	JFE Holdings Inc (a)	569,407
10,296	Johnson Matthey PLC (a)	490,833
8,900	JSR Corp (a)(b)	157,114
9,365	K+S AG (a)	394,902
16,000	Kaneka Corp (a)	116,847
12,000	Kansai Paint Co Ltd (a)	185,918
170,000	Kobe Steel Ltd (a)	286,010
8,875	Koninklijke DSM NV (a)	515,286
19,000	Kuraray Co Ltd (a)	232,092
5,137	LANXESS AG (a)	303,095
9,498	Linde AG (a)	1,800,003
2,696	Lonza Group AG (a)	360,361
72,800	Mitsubishi Chemical Holdings Corp (a)	457,667
20,000	Mitsubishi Gas Chemical Co Inc (a)	111,985
64,000	Mitsubishi Materials Corp (a)	245,742
42,000	Mitsui Chemicals Inc (a)	156,042
38,321	Newcrest Mining Ltd (a)(c)	385,860
7,000	Nippon Paint Holdings Co Ltd (a)	197,264
398,740	Nippon Steel & Sumitomo Metal Corp (a)	1,033,875
8,300	Nitto Denko Corp (a)	681,615
66,464	Norsk Hydro ASA (a)	278,945
12,037	Novozymes A/S Class B (a)	571,886
3,717	OCI (a)(b)(c)	105,346
40,000	Oji Holdings Corp (a)	173,833
4,458	Randgold Resources Ltd (a)	298,955
22,886	Rio Tinto Ltd (a)	946,721
65,216	Rio Tinto PLC (a)	2,681,999
21,500	Shin-Etsu Chemical Co Ltd (a)	1,333,234
2,997	Solvay SA (a)	412,884

Shares		Fair Value

Basic Materials — (continued)
272,940	South32 Ltd (c)	$376,951
29,808	Stora Enso OYJ Class R (a)	307,180
76,000	Sumitomo Chemical Co Ltd (a)	456,639
26,000	Sumitomo Metal Mining Co Ltd (a)	395,433
6,235	Symrise AG (a)	387,226
4,756	Syngenta AG (a)	1,940,552
8,000	Taiyo Nippon Sanso Corp (a)(b)(c)	96,814
50,000	Teijin Ltd (a)	194,023
19,081	ThyssenKrupp AG (a)	496,382
78,000	Toray Industries Inc (a)	659,310
4,797	Umicore SA (a)	227,793
26,824	UPM-Kymmene OYJ (a)	474,676
5,378	Voestalpine AG (a)(b)	224,141
8,893	Yara International ASA (a)	463,398

		43,560,740

Communications — 7.34%
141,795	Alcatel-Lucent (a)(c)	517,160
4,400	Altice SA (c)	606,056
2,152	Axel Springer SE (a)	113,023
8,241	Belgacom SA (a)	291,624
91,473	Bezeq The Israeli Telecommunication Corp Ltd (a)	155,776
54,305	British Sky Broadcasting Group PLC (a)	883,642
428,490	BT Group PLC (a)	3,033,929
11,500	Dentsu Inc (a)	594,925
162,704	Deutsche Telekom AG (a)	2,805,071
6,755	Elisa OYJ (a)	214,020
7,915	Eutelsat Communications SA (a)	255,681
10,600	Hakuhodo DY Holdings Inc (a)	113,361
600	Hikari Tsushin Inc (a)	40,439
123,900	HKT Trust & HKT Ltd	145,773
1,330	Iliad SA	294,845
20,866	Inmarsat PLC (a)	299,794
201,610	ITV PLC (a)	833,827
3,579	JCDecaux SA (a)	149,668
1,003	Kabel Deutschland Holding AG (a)(c)	134,217
8,500	Kakaku.com Inc (a)	122,984
89,500	KDDI Corp (a)(d)	2,159,810
161,185	Koninklijke KPN NV (a)	617,959
5,838	Lagardere SCA (a)	170,825
10,100	M3 Inc (a)(c)	203,024
3,146	Millicom International Cellular SA (a)	232,080
1,600	Mixi Inc (a)	79,381
3,361	NICE-Systems Ltd (a)	213,463
39,200	Nippon Telegraph & Telephone Corp (a)	1,419,658
189,212	Nokia OYJ (a)(c)	1,289,854
78,000	NTT DOCOMO Inc (a)(d)	1,497,488
4,671	Numericable-SFR (c)	247,589
94,701	Orange SA (a)	1,463,546
194,000	PCCW Ltd (a)	115,713
42,208	Pearson PLC (a)	798,518
11,012	ProSiebenSat.1 Media AG (a)	543,929
9,889	Publicis Groupe SA (a)	733,004
40,000	Rakuten Inc (a)	645,765

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Communications — (continued)
34,145	Reed Elsevier NV (a)	$812,164
1,831	RTL Group SA (a)	165,523
10,840	SBI Holdings Inc (a)	149,022
16,538	Seek Ltd (a)	179,218
16,348	SES SA (a)	549,588
87,900	Singapore Press Holdings Ltd (a)(b)(c)	266,135
417,300	Singapore Telecommunications Ltd (a)	1,302,276
49,700	SoftBank Corp (a)(d)	2,927,479
93,739	Spark New Zealand Ltd (a)	177,426
27,000	StarHub Ltd (a)	79,150
1,314	Swisscom AG (a)	736,427
39,330	TDC A/S (a)	288,303
15,869	Tele2 AB Class B (a)	184,800
305,605	Telecom Italia RNC (a)	311,645
507,607	Telecom Italia SpA (a)(c)	645,074
155,568	Telefonaktiebolaget LM Ericsson Class B (a)	1,620,262
31,222	Telefonica Deutschland Holding AG (a)	179,863
229,487	Telefonica SA (a)	3,269,139
2,962	Telenet Group Holding NV (a)(c)	161,155
39,486	Telenor ASA (a)	865,725
134,219	TeliaSonera AB (a)	791,051
217,086	Telstra Corp Ltd (a)	1,027,372
15,626	TPG Telecom Ltd (a)	107,932
6,100	Trend Micro Inc (a)	208,661
6,301	United Internet AG (a)	280,049
59,201	Vivendi SA (a)	1,501,139
1,360,317	Vodafone Group PLC (a)	4,961,184
16,061	Wolters Kluwer NV (a)(c)	478,037
67,232	WPP PLC (a)	1,508,034
69,200	Yahoo Japan Corp (a)(b)	279,294

		50,050,548

Consumer, Cyclical — 12.40%
1,500	ABC-Mart Inc (a)(c)	91,804
10,531	Accor SA (a)	532,976
10,805	Adidas AG (a)(c)	826,740
33,200	Aeon Co Ltd (a)	471,111
9,800	Aisin Seiki Co Ltd (a)	416,689
56,000	ANA Holdings Inc (a)	151,835
25,857	Aristocrat Leisure Ltd (a)	152,476
8,300	Asics Corp (a)(b)	214,416
8,700	Bandai Namco Holdings Inc (a)	168,124
47,171	Barratt Developments PLC (a)	454,607
16,939	Bayerische Motoren Werke AG (a)	1,855,070
34,000	Bridgestone Corp (a)	1,256,728
22,292	Burberry Group PLC (a)	549,598
9,839	Carnival PLC (a)	502,907
59,000	Cathay Pacific Airways Ltd (a)	144,958
2,868	Christian Dior SE (a)	561,466
26,724	Cie Financiere Richemont SA (a)	2,172,070
9,740	Cie Generale des Etablissements Michelin (a)	1,024,882
11,700	Citizen Holdings Co Ltd (a)	81,628
20,000	City Developments Ltd (a)	145,131
85,192	Compass Group PLC (a)	1,407,656

Shares			Fair Value

Consumer, Cyclical — (continued)
5,758	Continental AG (a)	$	1,363,367
18,854	Crown Resorts Ltd (a)		177,152
8,700	Daihatsu Motor Co Ltd (a)(b)		123,829
49,405	Daimler AG (a)		4,500,588
31,300	Daiwa House Industry Co Ltd (a)		729,226
24,800	Denso Corp (a)		1,233,877
11,188	Deutsche Lufthansa AG (a)(c)		144,348
48,853	Dixons Carphone PLC (a)(c)		347,310
6,000	Don Quijote Holdings Co Ltd (a)		255,294
1,382	Dufry AG (a)(c)		192,571
7,588	Easy Jet PLC (a)(c)		184,333
12,910	Electrolux AB Class B (a)		404,511
3,400	FamilyMart Co Ltd (a)(b)		156,350
2,700	Fast Retailing Co Ltd (a)		1,224,372
45,182	Fiat Chrysler Automobiles NV (a)(c)		662,829
2,598	Flight Centre Travel Group Ltd (a)(b)		68,283
30,800	Fuji Heavy Industries Ltd (a)		1,132,540
123,000	Galaxy Entertainment Group Ltd (a)		489,413
333,800	Genting Singapore PLC (a)		221,624
87,756	GKN PLC (a)		460,914
30,758	Harvey Norman Holdings Ltd (a)(c)		106,805
48,563	Hennes & Mauritz AB Class B (a)		1,869,129
1,399	Hermes International (a)		522,359
13,200	Hino Motors Ltd (a)		163,182
3,200	Hitachi High-Technologies Corp (a)		89,958
83,500	Honda Motor Co Ltd (a)(d)		2,698,708
3,334	Hugo Boss AG (a)(c)		372,729
7,856	Iida Group Holdings Co Ltd (a)(c)		124,889
55,772	Inditex SA (a)		1,819,137
11,893	InterContinental Hotels Group PLC (a)		479,297
41,347	International Consolidated Airlines Group SA (a)(c)		322,570
17,400	Isetan Mitsukoshi Holdings Ltd (a)		310,863
31,800	Isuzu Motors Ltd (a)		417,202
81,400	ITOCHU Corp (a)		1,075,067
13,400	J Front Retailing Co Ltd (a)		252,205
6,200	Japan Airlines Co Ltd (a)		216,066
5,000	Jardine Cycle & Carriage Ltd (a)		122,752
11,700	JTEKT Corp (a)		221,252
3,990	Kering (a)		713,362
118,862	Kingfisher PLC (a)		648,141
5,100	Koito Manufacturing Co Ltd (a)		198,580
3,300	Lawson Inc (a)		225,823
318,000	Li & Fung Ltd (a)		252,102
8,914	Luxottica Group SpA (a)		592,942
14,298	LVMH Moet Hennessy Louis Vuitton SE (a)		2,513,742
86,189	Marks & Spencer Group PLC (a)		726,402
87,900	Marubeni Corp (a)		504,428
12,800	Marui Group Co Ltd (a)(b)		172,935
27,100	Mazda Motor Corp (a)		530,315
2,700	McDonald’s Holdings Co Japan Ltd (a)(b)		57,023
38,935	Merlin Entertainments PLC (a)		261,160
40,800	MGM China Holdings Ltd (a)		66,621
70,500	Mitsubishi Corp (a)(d)		1,549,873
6,000	Mitsubishi Logistics Corp (a)(c)		78,747
34,600	Mitsubishi Motors Corp (a)		294,239
89,400	Mitsui & Co Ltd (a)		1,214,600

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
7,486	Next PLC (a)	$875,583
13,000	NGK Insulators Ltd (a)	334,504
9,800	NGK Spark Plug Co Ltd (a)	271,403
7,300	NHK Spring Co Ltd (a)	80,376
5,600	Nintendo Co Ltd (a)	934,234
126,900	Nissan Motor Co Ltd (a)	1,325,718
3,500	Nitori Holdings Co Ltd (a)	285,350
4,800	NOK Corp (a)(c)	148,722
5,974	Nokian Renkaat OYJ (a)	187,168
10,500	Oriental Land Co Ltd (a)	669,786
112,800	Panasonic Corp (a)(d)	1,544,933
6,095	Pandora A/S (a)	654,019
15,508	Persimmon PLC (a)	480,904
20,927	Peugeot SA (a)(c)	431,554
11,635	Pirelli & C SpA (a)	196,366
8,065	Porsche Automobil Holding SE (a)	680,014
20,254	Qantas Airways Ltd (a)(c)	49,217
9,899	Renault SA (a)	1,037,887
14,271	Rexel SA (a)	230,286
128,000	Sands China Ltd (a)	430,182
2,100	Sankyo Co Ltd (a)	74,348
2,900	Sanrio Co Ltd (a)	78,794
9,900	Sega Sammy Holdings Inc (a)	129,445
21,000	Sekisui Chemical Co Ltd (a)	257,797
29,600	Sekisui House Ltd (a)	470,076
62,000	Shangri-La Asia Ltd (a)	86,443
79,000	Sharp Corp (a)(b)(c)	95,994
1,200	Shimamura Co Ltd (a)	125,987
4,100	Shimano Inc (a)	559,488
26,000	Singapore Airlines Ltd (a)(c)	207,013
88,000	SJM Holdings Ltd (a)(b)	95,150
4,868	Sodexo (a)	463,424
59,900	Sony Corp (a)(c)(d)	1,700,972
12,968	Sports Direct International PLC (a)(c)	146,110
7,500	Stanley Electric Co Ltd (a)	156,201
56,500	Sumitomo Corp (a)	657,627
38,000	Sumitomo Electric Industries Ltd (a)	588,139
8,100	Sumitomo Rubber Industries Ltd (a)	125,472
19,300	Suzuki Motor Corp (a)	651,365
4,187	Swatch Group AG (a)	825,672
48,670	Tabcorp Holdings Ltd (a)	170,601
14,000	Takashimaya Co Ltd (a)(c)	126,902
71,682	Tatts Group Ltd (a)	205,531
154,863	Taylor Wimpey PLC (a)	451,378
5,500	Toho Co Ltd (a)	136,758
3,800	Toyoda Gosei Co Ltd (a)(c)	91,596
8,200	Toyota Industries Corp (a)	466,960
140,500	Toyota Motor Corp (a)(d)	9,401,878
10,400	Toyota Tsusho Corp (a)	279,065
12,520	Travis Perkins PLC (a)	414,460
22,391	TUI AG (a)	361,939
10,200	USS Co Ltd (a)	183,958
4,052	Valeo SA (a)	640,959
1,795	Volkswagen AG (a)	415,627
80,637	Volvo AB Class B (a)	1,001,312
9,560	Whitbread PLC (a)	742,555
42,994	William Hill PLC (a)	272,273
13,720	Wolseley PLC (a)	874,763
80,400	Wynn Macau Ltd (a)	133,968

Shares		Fair Value

Consumer, Cyclical — (continued)
37,000	Yamada Denki Co Ltd (a)	$148,010
8,900	Yamaha Corp (a)(b)	179,376
13,400	Yamaha Motor Co Ltd (a)	292,786
5,500	Yokohama Rubber Co Ltd (a)	110,361
35,000	Yue Yuen Industrial Holdings Ltd (a)	117,072

		84,604,619

Consumer, Non-cyclical — 23.07%
22,745	Abertis Infraestructuras SA (a)	373,522
5,153	Actelion Ltd (a)	754,664
8,537	Adecco SA (a)	692,842
13,874	Aggreko PLC (a)	313,156
30,000	Ajinomoto Co Inc (a)	648,758
8,400	Alfresa Holdings Corp (a)(c)	130,714
41,264	Anheuser-Busch InBev NV (a)	4,965,739
4,716	Aryzta AG (a)	232,043
19,400	Asahi Group Holdings Ltd (a)	616,109
25,437	Ashtead Group PLC (a)	438,000
18,380	Associated British Foods PLC (a)	827,950
109,700	Astellas Pharma Inc (a)(d)	1,562,769
64,787	AstraZeneca PLC (a)	4,099,850
20,765	Atlantia SpA (a)	513,060
13,892	Babcock International Group PLC (a)	235,145
118	Barry Callebaut AG	134,414
42,453	Bayer AG (a)	5,945,135
5,083	Beiersdorf AG (a)	425,907
2,800	Benesse Holdings Inc (a)	70,194
82,555	Brambles Ltd (a)	673,461
95,668	British American Tobacco PLC (a)	5,150,219
16,837	Bunzl PLC (a)	459,037
14,340	Bureau Veritas SA (a)	330,566
3,600	Calbee Inc (a)	151,661
35,132	Capita PLC (a)	682,081
5,405	Carlsberg A/S Class B (a)	489,724
28,936	Carrefour SA (a)	929,817
3,081	Casino Guichard Perrachon SA (a)	233,856
11,400	Chugai Pharmaceutical Co Ltd (a)	393,224
31,459	Coca-Cola Amatil Ltd (a)	221,910
9,429	Coca-Cola HBC AG (a)	202,430
2,954	Cochlear Ltd (a)	182,553
5,596	Coloplast A/S Class B (a)	367,004
3,682	Colruyt SA (a)	165,167
24,265	CSL Ltd (a)	1,617,663
30,000	Dai Nippon Printing Co Ltd (a)	309,566
33,900	Daiichi Sankyo Co Ltd (a)	626,491
30,200	Danone SA (a)	1,956,192
5,189	Delhaize Group SA (a)	422,060
128,883	Diageo PLC (a)	3,731,387
31,001	Distribuidora Internacional de Alimentacion SA (a)	237,579
10,401	Edenred (a)	256,996
13,200	Eisai Co Ltd (a)	884,989
19,049	Elekta AB Class B (b)	119,489
10,703	Essilor International SA (a)	1,282,228
52,025	Experian PLC (a)	945,429
113,500	First Pacific Co Ltd	95,760

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
11,204	Fresenius Medical Care AG & Co (a)(c)	$927,540
19,864	Fresenius SE (a)	1,275,399
83,765	G4S PLC (a)	353,064
9,789	Getinge AB Class B (a)	235,680
249,493	GlaxoSmithKline PLC (a)	5,185,451
376,000	Golden Agri-Resources Ltd (a)	114,489
7,439	Grifols SA (a)	300,401
65,137	Healthscope Ltd (a)	136,394
5,442	Heineken Holding NV (a)	381,428
11,856	Heineken NV (a)	901,383
5,363	Henkel AG & Co KGaA (a)	511,395
3,600	Hisamitsu Pharmaceutical Co Inc (a)	139,753
314,100	Hutchison Port Holdings Trust (a)	197,835
4,081	ICA Gruppen AB	144,782
49,008	Imperial Tobacco Group PLC (a)	2,359,550
8,738	Intertek Group PLC (a)	335,837
7,469	ISS A/S (a)	245,995
67,857	J Sainsbury PLC (a)	282,362
56,300	Japan Tobacco Inc (a)(d)	2,001,424
12,442	Jeronimo Martins SGPS SA (a)	160,427
25,900	Kao Corp (a)	1,204,531
7,944	Kerry Group PLC Class A (a)	589,294
7,000	Kikkoman Corp (a)	218,565
41,200	Kirin Holdings Co Ltd (a)	567,496
46,984	Koninklijke Ahold NV (a)	882,016
11,000	Kyowa Hakko Kirin Co Ltd (a)	143,747
12,871	L’Oreal SA (a)	2,302,897
54	Lindt & Spruengli AG (a)	572,132
5,800	Medipal Holdings Corp (a)	94,468
3,000	MEIJI Holdings Co Ltd (a)	387,090
6,806	Merck KGaA (a)	678,493
8,767	Metro AG (a)	276,899
2,500	Miraca Holdings Inc (a)	124,910
11,600	Mitsubishi Tanabe Pharmaceutical Corp (a)(b)	173,789
165,695	Nestle SA (a)	11,954,999
10,000	NH Foods Ltd (a)	228,047
10,725	Nisshin Seifun Group Inc (a)(c)	142,549
2,700	Nissin Foods Holdings Co Ltd (a)	118,296
118,185	Novartis AG (a)	11,624,731
97,895	Novo Nordisk A/S Class B (a)	5,371,976
12,700	Olympus Corp (a)	438,468
4,200	Ono Pharmaceutical Co Ltd (a)	458,409
4,660	Orion OYJ Class B (a)	163,233
40,530	Orkla ASA (a)	318,003
19,600	Otsuka Holdings Co Ltd (a)	624,519
5,500	Park24 Co Ltd (a)	94,157
10,834	Pernod Ricard SA (a)	1,252,440
11,808	Qiagen NV (a)(c)	290,203
7,175	Ramsay Health Care Ltd (a)	339,865
6,762	Randstad Holding NV (a)	439,987
33,138	Reckitt Benckiser Group PLC (a)	2,857,094
6,900	Recruit Holdings Co Ltd (a)	210,410
59,627	Reed Elsevier PLC (a)	968,037
1,453	Remy Cointreau SA (a)	104,973
36,092	Roche Holding AG (a)	10,119,890
16,729	Ryman Healthcare Ltd (a)(c)	89,785
49,589	SABMiller PLC (a)(c)	2,570,805

Shares		Fair Value

Consumer, Non-cyclical — (continued)
60,987	Sanofi (a)	$6,033,453
19,000	Santen Pharmaceutical Co Ltd (a)	268,826
11,100	Secom Co Ltd (a)	721,118
15,409	Securitas AB Class B (a)	203,506
38,500	Seven & i Holdings Co Ltd (a)(d)	1,652,637
289	SGS SA (a)	527,019
13,000	Shimadzu Corp (a)	176,438
15,100	Shionogi & Co Ltd (a)	585,174
30,189	Shire PLC (a)	2,423,277
19,400	Shiseido Co Ltd (a)	440,017
47,012	Smith & Nephew PLC (a)	794,570
1,353	Societe BIC SA	215,700
19,414	Sonic Healthcare Ltd (a)	319,685
2,651	Sonova Holding AG (a)	358,481
7,400	Sumitomo Dainippon Pharma Co Ltd (a)	81,550
7,200	Suntory Beverage & Food Ltd (a)	286,639
3,960	Suzuken Co Ltd (a)	126,692
30,989	Svenska Cellulosa AB SCA Class B (a)	787,994
10,863	Swedish Match AB (a)	308,842
7,400	Sysmex Corp (a)	440,726
1,700	Taisho Pharmaceutical Holdings Co Ltd (a)	114,839
40,400	Takeda Pharmaceutical Co Ltd (a)(d)	1,950,054
23,877	Tate & Lyle PLC	194,711
16,300	Terumo Corp (a)	390,877
414,782	Tesco PLC (a)	1,381,630
44,093	Teva Pharmaceutical Industries Ltd (a)	2,609,335
28,000	Toppan Printing Co Ltd (a)	234,078
4,000	Toyo Suisan Kaisha Ltd (a)	145,747
95,475	Transurban Group (a)(b)	684,520
30,724	Treasury Wine Estates Ltd (a)	117,990
6,359	UCB SA (a)	457,246
19,700	Unicharm Corp (a)	467,964
83,528	Unilever NV (a)	3,492,241
65,764	Unilever PLC (a)	2,822,799
57,473	Wesfarmers Ltd (a)	1,728,396
286,500	WH Group Ltd (a)(c)	194,995
1,355	William Demant Holding A/S (c)	103,368
99,000	Wilmar International Ltd (a)	240,955
102,346	WM Morrison Supermarkets PLC (a)	290,375
64,478	Woolworths Ltd (a)	1,339,807
4,300	Yakult Honsha Co Ltd (a)	254,687
6,000	Yamazaki Baking Co Ltd (a)(c)	99,906

		157,355,166

Diversified — 0.32%
42,806	Bollore SA (a)(c)	228,988
9,294	Industrivarden AB Class C (a)(c)	175,151
73,300	Keppel Corp Ltd (a)	446,773
228,000	Noble Group Ltd (a)	128,452
79,000	NWS Holdings Ltd (a)	114,198
32,000	Swire Pacific Ltd (a)	401,823
1,650	Wendel SA (a)	202,751

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Diversified — (continued)
70,300	Wharf Holdings Ltd (a)	$467,182

		2,165,318

Energy — 5.09%
18,596	AMEC PLC (a)	238,684
59,769	APA Group (a)	379,627
174,972	BG Group PLC (a)	2,912,732
936,502	BP PLC (a)	6,214,485
13,453	Caltex Australia Ltd (a)	330,247
130,271	Eni SpA (a)	2,313,828
20,993	Galp Energia SGPS SA (a)	247,115
4,100	Idemitsu Kosan Co Ltd (a)	80,433
46,400	Inpex Corp (a)	526,684
119,600	JX Holdings Inc (a)	515,638
3,427	Koninklijke Vopak NV (a)	173,329
12,231	Lundin Petroleum AB (a)(c)	209,842
5,921	Neste Oil OYJ (a)	151,045
7,239	OMV AG (a)	199,288
12,159	Petrofac Ltd (a)	176,825
53,535	Repsol SA (a)(b)	943,590
200,737	Royal Dutch Shell PLC Class A (a)	5,674,046
125,172	Royal Dutch Shell PLC Class B (a)	3,562,704
13,282	Saipem SpA (a)(b)(c)	140,352
47,851	Santos Ltd (a)	288,910
19,109	Seadrill Ltd ADR (a)	198,458
10,500	Showa Shell Sekiyu KK (a)	91,744
58,504	Statoil ASA (a)	1,046,228
13,207	Subsea 7 SA (a)(c)	129,182
5,069	Technip SA (a)	314,148
13,000	TonenGeneral Sekiyu KK (a)	120,926
109,874	Total SA (a)	5,389,436
16,853	Transocean Ltd (a)	273,218
49,628	Tullow Oil PLC (a)	265,146
11,920	Vestas Wind Systems A/S (a)	594,135
38,907	Woodside Petroleum Ltd (a)	1,026,628

		34,728,653

Financial — 25.76%
52,387	3i Group PLC (a)	424,664
45,844	Aberdeen Asset Management PLC (a)	290,716
16,900	Acom Co Ltd (a)(c)	64,784
9,959	Admiral Group PLC (a)	216,852
93,059	Aegon NV (a)	686,609
5,700	AEON Financial Service Co Ltd (a)	158,144
6,710	Aeon Mall Co Ltd (a)	125,650
11,101	Ageas (a)	428,315
617,800	AIA Group Ltd (a)	4,039,583
23,436	Allianz SE (a)	3,654,877
155,736	AMP Ltd (a)	722,665
59,000	Aozora Bank Ltd (a)	222,608
106,000	Ascendas REIT (a)	193,527
61,204	Assicurazioni Generali SpA (a)	1,103,130
10,485	ASX Ltd (a)	322,460
141,351	Australia & New Zealand Banking Group Ltd (a)	3,507,936
204,524	Aviva PLC (a)	1,583,785

Shares		Fair Value

Financial — (continued)
99,591	AXA SA (a)	$2,524,821
1,861	Azrieli Group (a)	74,277
2,536	Baloise Holding AG (a)	309,217
110,991	Banca Monte dei Paschi di Siena SpA (a)(c)	216,269
324,109	Banco Bilbao Vizcaya Argentaria SA (a)	3,193,763
1,961,008	Banco Comercial Portugues SA (a)(c)	171,416
253,268	Banco de Sabadell SA (a)	613,463
106,001	Banco Espirito Santo SA (a)(c)	552
19,755	Banco Popolare SC (a)(c)	325,278
90,923	Banco Popular Espanol SA (a)	442,398
738,333	Banco Santander SA (a)(c)	5,193,457
52,812	Bank Hapoalim BM (a)	284,232
68,072	Bank Leumi Le-Israel BM (a)(c)	287,639
62,400	Bank of East Asia Ltd (a)	272,613
1,343,852	Bank of Ireland (a)(c)	543,988
16,000	Bank of Kyoto Ltd (a)	184,050
20,476	Bank of Queensland Ltd (a)	201,473
62,000	Bank of Yokohama Ltd (a)	379,686
233,842	Bankia SA (a)(c)	297,712
34,433	Bankinter SA (a)	255,387
843,549	Barclays PLC (a)	3,456,726
23,011	Bendigo & Adelaide Bank Ltd (a)	217,585
54,306	BNP Paribas SA (a)	3,295,443
195,000	BOC Hong Kong Holdings Ltd (a)	811,600
51,104	British Land Co PLC REIT (a)	636,152
133,246	CaixaBank SA (a)	620,033
110,000	CapitaCommercial Trust REIT (a)	127,312
137,800	CapitaLand Ltd (a)	357,834
125,000	CapitaMall Trust REIT (a)(c)	199,386
138,924	Cheung Kong Property Holdings Ltd (c)	1,152,391
38,000	Chiba Bank Ltd (a)(c)	289,362
8,200	Chugoku Bank Ltd (a)	129,247
138,924	CK Hutchison Holdings Ltd (a)	2,042,458
7,700	CNP Assurances (a)	128,873
54,297	Commerzbank AG (a)(c)	694,113
83,215	Commonwealth Bank of Australia (a)	5,456,994
55,348	Credit Agricole SA (a)	826,345
6,800	Credit Saison Co Ltd (a)	145,593
78,079	Credit Suisse Group AG (a)	2,154,004
56,700	Dai-ichi Life Insurance Co Ltd (a)	1,113,447
3,900	Daito Trust Construction Co Ltd (a)	403,632
88,000	Daiwa Securities Group Inc (a)	658,302
36,070	Danske Bank A/S (a)	1,060,350
88,600	DBS Group Holdings Ltd (a)	1,359,448
256	Delek Group Ltd (a)	75,479
12,634	Delta Lloyd NV	207,402
23,778	Deutsche Annington Immobilien SE (a)	670,968
70,605	Deutsche Bank AG (a)	2,122,864
10,154	Deutsche Boerse AG (a)	841,034
15,585	Deutsche Wohnen AG (a)	357,301
46,228	Dexus Property Group REIT (a)	260,126
69,677	Direct Line Insurance Group PLC (a)	367,735
50,507	DNB ASA (a)	841,124

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
14,184	Erste Group Bank AG (a)(c)	$404,124
1,980	Eurazeo SA (a)	131,513
5,036	Exor SpA (a)	240,570
173,745	Federation Centres REIT (a)	390,947
1,596	Fonciere Des Regions REIT (a)	135,787
43,000	Fukuoka Financial Group Inc (a)	222,874
1,751	Gecina SA (c)	215,805
10,169	Gjensidige Forsikring ASA (a)	163,739
160,000	Global Logistic Properties Ltd (a)	300,363
88,118	Goodman Group REIT (a)(b)	425,583
84,791	GPT Group REIT (a)(b)	279,528
4,313	Groupe Bruxelles Lambert SA (a)	347,787
20,000	Gunma Bank Ltd (a)	147,567
20,000	Hachijuni Bank Ltd (a)(c)	150,801
42,053	Hammerson PLC REIT (a)	406,081
120,000	Hang Lung Properties Ltd (a)	356,631
40,300	Hang Seng Bank Ltd (a)	787,098
2,956	Hannover Rueck SE (a)	286,102
13,053	Hargreaves Lansdown PLC (a)	236,288
61,204	Henderson Land Development Co Ltd (a)	418,387
24,000	Hiroshima Bank Ltd (a)	143,310
65,000	Hokuhoku Financial Group Inc (a)(c)	153,351
56,800	Hong Kong Exchanges & Clearing (a)	2,001,324
985,787	HSBC Holdings PLC (a)	8,825,541
13,700	Hulic Co Ltd (a)(c)	121,411
30,000	Hysan Development Co Ltd (a)	129,914
1,695	ICADE REIT (a)	121,241
27,280	ICAP PLC (a)	226,699
197,771	ING Groep NV (a)	3,284,069
124,372	Insurance Australia Group Ltd (a)(c)	534,723
47,204	Intesa Sanpaolo RNC (a)(c)	150,705
648,987	Intesa Sanpaolo SpA (a)	2,356,791
47,183	Intu Properties PLC REIT (a)	227,849
30,252	Investec PLC (a)	271,574
11,670	Investment AB Kinnevik Class B (a)	369,121
23,454	Investor AB Class B (a)	874,499
136	Israel Corp Ltd (a)	48,001
11,000	Iyo Bank Ltd (a)	135,046
13,300	Japan Exchange Group Inc (a)	431,174
37	Japan Prime Realty Investment Corp REIT (a)	114,880
63	Japan Real Estate Investment Corp REIT (a)	285,911
119	Japan Retail Fund Investment Corp REIT (a)	237,963
34,000	Joyo Bank Ltd (a)	190,380
11,798	Julius Baer Group Ltd (a)	662,033
13,177	KBC Groep NV (a)	883,364
33,000	Kerry Properties Ltd (a)	129,354
9,197	Klepierre REIT (a)	405,492
41,614	Land Securities Group PLC REIT (a)	786,224
311,167	Legal & General Group PLC (a)	1,216,186
121,000	Link REIT (a)	708,084
2,928,555	Lloyds Banking Group PLC (a)	3,930,220
15,563	London Stock Exchange Group PLC (a)	578,706
14,929	Macquarie Group Ltd (a)	935,384

Shares		Fair Value

Financial — (continued)
54,315	Mapfre SA (a)(b)	$187,719
131,967	Medibank Private Ltd (a)(c)	204,485
30,901	Mediobanca SpA (a)	302,974
186,151	Mirvac Group REIT (a)	265,206
65,000	Mitsubishi Estate Co Ltd (a)	1,399,976
654,300	Mitsubishi UFJ Financial Group Inc (a)(d)	4,707,339
24,600	Mitsubishi UFJ Lease & Finance Co Ltd (a)	134,524
49,000	Mitsui Fudosan Co Ltd (a)	1,371,163
5,425	Mizrahi Tefahot Bank Ltd (a)(c)	67,233
1,187,100	Mizuho Financial Group Inc (a)(d)	2,568,567
26,700	MS&AD Insurance Group Holdings Inc (a)	831,126
8,839	Muenchener Rueckversicherungs AG (a)	1,567,108
133,938	National Australia Bank Ltd (a)	3,440,079
47,612	Natixis SA (a)	343,633
258,000	New World Development Co Ltd (a)	337,115
76	Nippon Building Fund Inc REIT (a)	332,616
74	Nippon Prologis REIT Inc (a)	136,170
8,110	NN Group NV (a)	228,401
190,400	Nomura Holdings Inc (a)	1,285,552
6,400	Nomura Real Estate Holdings Inc (a)	134,327
155,380	Nordea Bank AB (a)(c)	1,937,861
4,400	NTT Urban Development Corp (a)	43,704
253,166	Old Mutual PLC (a)	800,957
68,100	ORIX Corp (a)	1,011,250
156,066	Oversea-Chinese Banking Corp Ltd (a)	1,178,604
1,445	Pargesa Holding SA (a)	97,298
834	Partners Group Holding AG (a)	249,272
10,353	Platinum Asset Management Ltd (a)	59,665
131,572	Prudential PLC (a)	3,169,772
71,919	QBE Insurance Group Ltd (a)	757,316
4,899	Raiffeisen Bank International AG (a)(b)(c)	71,287
2,402	REA Group Ltd (a)	72,452
117,100	Resona Holdings Inc (a)	638,678
133,862	Royal Bank of Scotland Group PLC (a)(c)	739,976
54,902	RSA Insurance Group PLC (a)	342,269
23,437	Sampo Class A (a)	1,104,517
280,216	Scentre Group REIT (a)	809,463
6,374	Schroders PLC (a)	317,940
7,385	SCOR SE (a)	261,145
38,057	Segro PLC REIT (a)	242,415
6,400	Seibu Holdings Inc (a)	148,208
28,200	Seven Bank Ltd (a)	130,544
81,000	Shinsei Bank Ltd (a)	163,236
27,000	Shizuoka Bank Ltd (a)(c)	281,845
40,000	Singapore Exchange Ltd (a)	232,366
154,800	Sino Land Co Ltd (a)	258,379
79,799	Skandinaviska Enskilda Banken AB (a)	1,020,736
37,053	Societe Generale SA Class A (a)	1,738,671
17,550	Sompo Japan Nipponkoa Holdings Inc (a)	642,615

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
8,900	Sony Financial Holdings Inc (a)(b)	$155,828
126,495	Standard Chartered PLC (a)	2,024,736
101,137	Standard Life PLC (a)	705,069
118,669	Stockland (a)(c)	374,724
65,200	Sumitomo Mitsui Financial Group Inc (a)(d)	2,902,652
174,860	Sumitomo Mitsui Trust Holdings Inc (a)	799,915
18,000	Sumitomo Realty & Development Co Ltd (a)	630,845
87,000	Sun Hung Kai Properties Ltd (a)	1,407,902
67,812	Suncorp Group Ltd (a)	701,589
123,000	Suntec REIT (a)	157,546
9,000	Suruga Bank Ltd (a)	192,790
78,507	Svenska Handelsbanken AB Class A (a)	1,146,065
47,501	Swedbank AB Class A (a)	1,107,458
53,000	Swire Properties Ltd (a)	169,043
1,622	Swiss Life Holding AG (a)	371,407
3,430	Swiss Prime Site AG	260,290
17,992	Swiss Re AG (a)	1,592,701
31,000	T&D Holdings Inc (a)	462,133
35,400	Tokio Marine Holdings Inc (a)	1,472,254
10,000	Tokyo Tatemono Co Ltd (a)	138,797
25,000	Tokyu Fudosan Holdings Corp (a)	192,678
4,900	Tryg A/S (a)	102,165
187,304	UBS Group AG (a)	3,973,931
5,131	Unibail-Rodamco SE REIT (a)	1,303,302
239,522	UniCredit SpA (a)	1,609,801
46,279	Unione di Banche Italiane SCpA (a)	371,351
45,486	UnipolSai SpA (a)(b)	112,686
67,700	United Overseas Bank Ltd (a)	1,158,278
129	United Urban Investment Corp REIT (a)	182,171
22,000	UOL Group Ltd (a)(c)	112,921
103,966	Westfield Corp REIT (a)	730,231
159,493	Westpac Banking Corp (a)	3,946,187
50,000	Wheelock & Co Ltd (a)	255,133
10,000	Yamaguchi Financial Group Inc (a)(b)	124,523
7,656	Zurich Insurance Group AG (a)	2,330,714

		175,764,328

Industrial — 11.49%
112,603	ABB Ltd (a)	2,359,971
8,864	ACS Actividades de Construccion y Servicios SA (a)	285,917
3,423	Aena SA (a)(c)	357,079
1,359	Aeroports de Paris (a)(c)	153,514
30,110	Airbus Group NV (a)	1,961,290
15,621	Alfa Laval AB (a)	274,945
10,980	Alstom SA (a)(c)	311,879
17,000	Amada Holdings Co Ltd (a)	179,437
63,633	Amcor Ltd (a)	672,443
3,774	Andritz AG (a)	208,990
194	AP Moeller - Maersk A/S Class A (a)	340,238
369	AP Moeller - Maersk A/S Class B (a)	667,168

Shares		Fair Value

Industrial — (continued)
51,000	Asahi Glass Co Ltd (a)	$306,180
46,479	Asciano Ltd (a)	238,171
51,498	Assa Abloy AB Series B (a)	969,492
35,199	Atlas Copco AB Class A (a)	984,809
20,690	Atlas Copco AB Class B (a)(c)	515,401
48,826	Auckland International Airport Ltd (a)	163,415
105,407	Aurizon Holdings Ltd (a)	416,391
165,230	BAE Systems PLC (a)	1,170,458
45,227	Boral Ltd (a)	203,742
10,229	Bouygues SA	382,427
12,200	Brother Industries Ltd (a)	172,588
10,600	Casio Computer Co Ltd (a)(b)	209,082
7,500	Central Japan Railway Co (a)	1,353,409
30,000	Cheung Kong Infrastructure Holdings Ltd (a)	232,872
6,000	Chiyoda Corp (a)	53,105
24,430	Cie de St-Gobain (a)	1,102,806
4,727	CIMIC Group Ltd (a)	79,188
50,717	CNH Industrial NV (a)	462,791
58,049	Cobham PLC (a)	239,650
112,000	ComfortDelGro Corp Ltd (a)	260,103
42,703	CRH PLC (a)	1,203,926
12,300	Daikin Industries Ltd (a)	884,227
49,438	Deutsche Post AG (a)	1,444,547
9,623	DSV A/S (a)	311,602
17,100	East Japan Railway Co (a)(d)	1,537,277
10,400	FANUC Corp (a)(d)	2,128,002
22,165	Ferrovial SA (a)(c)	481,567
20,903	Finmeccanica SpA (a)(c)	262,941
38,043	Fletcher Building Ltd (a)	209,340
1,700	Fraport AG Frankfurt Airport Services Worldwide (a)	106,781
32,000	Fuji Electric Co Ltd (a)	137,630
24,000	FUJIFILM Holdings Corp (a)	856,513
9,246	GEA Group AG (a)(c)	412,492
1,991	Geberit AG (a)	663,789
23,865	Groupe Eurotunnel SE (a)	346,024
7,400	Hamamatsu Photonics KK (a)(b)	218,205
58,000	Hankyu Hanshin Holdings Inc (a)(c)	342,372
7,092	HeidelbergCement AG (a)	562,091
13,614	Hexagon AB Class B (a)	493,106
1,680	Hirose Electric Co Ltd (a)(c)	240,708
5,100	Hitachi Construction Machinery Co Ltd (a)	89,278
247,000	Hitachi Ltd (a)(d)	1,627,125
11,802	Holcim Ltd (a)	870,817
22,000	Hoya Corp (a)	881,094
18,644	Husqvarna AB Class B (a)	140,439
6,000	Ibiden Co Ltd (a)	101,468
75,000	IHI Corp (a)	349,213
1,552	Imerys SA (a)	119,059
14,901	IMI PLC (a)	263,176
24,927	James Hardie Industries PLC (a)	331,784
2,100	Japan Airport Terminal Co Ltd (a)	114,294
22,200	Japan Display Inc (a)(c)	83,796
11,000	JGC Corp (a)	207,649
47,000	Kajima Corp (a)	220,749
11,000	Kamigumi Co Ltd (a)	103,255
72,000	Kawasaki Heavy Industries Ltd (a)	335,606

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
27,000	Keihan Electric Railway Co Ltd (a)(c)	$157,231
24,000	Keikyu Corp (a)	181,041
32,000	Keio Corp (a)(c)	228,891
13,000	Keisei Electric Railway Co Ltd (a)(c)	154,562
2,290	Keyence Corp (a)	1,234,257
98,000	Kintetsu Group Holdings Co Ltd (a)	333,728
49,000	Komatsu Ltd (a)	983,102
16,508	Kone OYJ Class B (a)	670,062
22,300	Konica Minolta Inc (a)	259,910
4,913	Koninklijke Boskalis Westminster NV (a)	241,168
48,169	Koninklijke Philips NV (a)	1,229,395
59,000	Kubota Corp (a)	935,526
2,875	Kuehne + Nagel International AG (a)	381,752
5,800	Kurita Water Industries Ltd (a)	135,105
16,600	Kyocera Corp (a)	863,075
9,854	Lafarge SA (a)	651,519
13,944	Legrand SA (a)	784,796
29,634	Lend Lease Group (a)	342,636
13,600	LIXIL Group Corp (a)	269,765
2,600	Mabuchi Motor Co Ltd (a)	164,456
5,900	Makita Corp (a)	319,537
1,742	MAN SE Class A (a)	179,471
1,800	Maruichi Steel Tube Ltd (a)	44,677
40,577	Meggitt PLC (a)	297,069
50,988	Melrose Industries PLC (a)	198,095
6,352	Metso OYJ (a)	174,579
16,000	Minebea Co Ltd (a)(c)	264,134
101,000	Mitsubishi Electric Corp (a)	1,304,183
160,000	Mitsubishi Heavy Industries Ltd (a)	972,633
56,000	Mitsui OSK Lines Ltd (a)	179,255
17,356	Mondi PLC (a)	373,387
74,000	MTR Corp Ltd (a)	344,291
10,400	Murata Manufacturing Co Ltd (a)(d)	1,814,961
6,000	Nabtesco Corp (a)	150,502
40,000	Nagoya Railroad Co Ltd (a)	149,562
139,000	NEC Corp (a)	420,635
11,500	Nidec Corp (a)	860,635
16,300	Nikon Corp (a)(b)	188,374
18,000	Nippon Electric Glass Co Ltd (a)	91,026
44,000	Nippon Express Co Ltd (a)	216,191
83,000	Nippon Yusen KK (a)	231,077
25,000	NSK Ltd (a)	385,481
33,000	Obayashi Corp (a)	240,641
32,000	Odakyu Electric Railway Co Ltd (a)	298,568
10,300	Omron Corp (a)	447,414
20,251	Orica Ltd (a)(b)	332,418
4,890	OSRAM Licht AG (a)	233,942
10,569	Prysmian SpA (a)	228,464
35,724	Rexam PLC (a)	309,553
1,800	Rinnai Corp (a)	141,741
96,345	Rolls-Royce Holdings PLC (a)	1,315,236
32,738	Royal Mail PLC (a)	264,541
15,309	Safran SA (a)	1,040,393
56,345	Sandvik AB (a)	622,910
3,535	Schindler Holding AG (a)	577,883
28,349	Schneider Electric SE (a)	1,962,861

Shares		Fair Value

Industrial — (continued)
49,000	Sembcorp Industries Ltd (a)	$141,425
38,000	Sembcorp Marine Ltd (a)(b)	80,060
30,000	Shimizu Corp Class A (a)	252,466
40,676	Siemens AG (a)	4,115,257
106	Sika AG (a)	373,850
77,000	Singapore Technologies Engineering Ltd (a)	188,528
20,352	Skanska AB Class B (a)	412,414
19,988	SKF AB Class B (a)	456,087
2,800	SMC Corp (a)	842,574
19,535	Smiths Group PLC (a)	345,962
1,282	Sulzer AG (a)	131,869
28,000	Sumitomo Heavy Industries Ltd (a)	163,082
56,203	Sydney Airport (a)(b)	215,662
55,000	Taiheiyo Cement Corp (a)	160,841
56,000	Taisei Corp (a)	321,496
70,500	Techtronic Industries Co (a)	230,509
23,962	Tenaris SA (a)	323,206
5,048	Thales SA (a)	305,006
5,500	THK Co Ltd (a)(c)	118,691
25,736	TNT Express NV (a)	218,570
52,000	Tobu Railway Co Ltd (a)(c)	223,365
56,000	Tokyu Corp (a)	374,788
208,000	Toshiba Corp (a)	713,294
14,000	TOTO Ltd (a)	252,334
8,900	Toyo Seikan Group Holdings Ltd (a)(c)	142,786
5,206	Vallourec SA (a)	106,357
24,096	Vinci SA (a)	1,398,480
7,514	Wartsila OYJ Abp (a)	352,085
11,579	Weir Group PLC (a)	308,422
8,800	West Japan Railway Co (a)	563,016
9,926	WorleyParsons Ltd (a)	79,694
18,400	Yamato Holdings Co Ltd (a)	355,776
88,000	Yangzijiang Shipbuilding Holdings Ltd (a)	92,428
11,700	Yaskawa Electric Corp (a)	149,648
10,800	Yokogawa Electric Corp (a)	139,095
9,595	Zardoya Otis SA (a)(b)	104,721
9,452	Zodiac Aerospace (a)	307,888

		78,410,922

Technology — 2.43%
8,000	Advantest Corp (a)	83,181
23,019	Amadeus IT Holding SA Class A (a)	918,925
73,520	ARM Holdings PLC (a)	1,201,905
11,400	ASM Pacific Technology Ltd (a)	112,818
17,905	ASML Holding NV (a)	1,862,436
4,108	AtoS (a)	306,964
54,900	Canon Inc (a)(d)	1,780,867
7,902	Cap Gemini SA (a)	701,039
2,100	Colopl Inc (a)(b)	42,434
24,002	Computershare Ltd (a)	216,173
6,795	Dassault Systemes (a)	493,279
94,000	Fujitsu Ltd (a)	525,211
3,981	Gemalto NV (a)	355,853
18,900	GungHo Online Entertainment Inc (a)	73,551

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Technology — (continued)
56,568	Infineon Technologies AG (a)	$701,987
2,000	Itochu Techno-Solutions Corp (a)	49,807
4,700	Konami Corp (a)(b)	87,364
7,300	Nexon Co Ltd (a)	100,503
5,400	Nomura Research Institute Ltd (a)	211,161
6,800	NTT Data Corp (a)	296,961
1,800	Oracle Corp Japan (a)	75,250
2,800	Otsuka Corp (a)	130,709
35,100	Ricoh Co Ltd (a)	363,600
5,200	Rohm Co Ltd (a)	348,395
54,861	Sage Group PLC (a)	441,171
50,141	SAP SE (a)	3,513,703
13,200	Seiko Epson Corp (a)	233,910
32,550	STMicroelectronics NV (a)(b)	266,485
6,600	TDK Corp (a)	505,378
9,100	Tokyo Electron Ltd (a)	578,370

		16,579,390

Utilities — 3.55%
36,117	AGL Energy Ltd (a)	432,643
76,881	AusNet Services (a)	82,703
260,919	Centrica PLC (a)	1,082,262
32,600	Chubu Electric Power Co Inc (a)	485,875
14,100	Chugoku Electric Power Co Inc (a)(c)	205,683
98,000	CLP Holdings Ltd (a)	832,907
20,547	Contact Energy Ltd	69,758
102,229	E.ON SE (a)	1,363,172
123,553	EDP - Energias de Portugal SA (a)	470,737
7,900	Electric Power Development Co Ltd (a)	279,075
12,985	Electricite de France SA (a)	290,457
10,313	Enagas SA (a)(b)	280,746
17,331	Endesa SA (a)(b)	331,918
90,795	Enel Green Power SpA (a)	177,487
359,535	Enel SpA (a)(c)	1,629,522
23,598	Fortum OYJ (a)(c)	419,218
17,697	Gas Natural SDG SA (a)(b)	401,851
73,937	GDF Suez (a)	1,376,588
8,100	Hokuriku Electric Power Co (a)(c)	120,655
365,543	Hong Kong & China Gas Co Ltd (a)	765,943
277,311	Iberdrola SA (a)	1,872,282
37,900	Kansai Electric Power Co Inc (a)(c)	419,573
23,600	Kyushu Electric Power Co Inc (a)(c)	273,617
54,163	Meridian Energy Ltd	79,280
30,200	Mighty River Power Ltd	57,097
192,821	National Grid PLC (a)	2,481,447
58,770	Origin Energy Ltd (a)	542,406
101,000	Osaka Gas Co Ltd (a)	398,627
73,000	Power Assets Holdings Ltd (a)	665,570
5,452	Red Electrica Corp SA (a)	437,796
25,820	RWE AG (a)	555,348
11,834	Severn Trent PLC (a)	386,504
9,400	Shikoku Electric Power Co Inc (a)	140,717
111,157	Snam SpA (a)(b)	529,000
50,369	SSE PLC	1,214,827
15,228	Suez Environnement Co (a)	284,292
76,521	Terna Rete Elettrica Nazionale SpA (a)	338,357

Shares		Fair Value

Utilities — (continued)
20,000	Toho Gas Co Ltd (a)	$118,403
24,700	Tohoku Electric Power Co Inc (a)	334,425
73,700	Tokyo Electric Power Co Inc (a)(c)	401,510
122,000	Tokyo Gas Co Ltd (a)	647,659
36,056	United Utilities Group PLC (a)	504,728
22,591	Veolia Environnement SA (a)	462,540

		24,245,205

TOTAL COMMON STOCK — 97.84% (Cost $608,123,450)		$667,464,889

PREFERRED STOCK
Consumer, Cyclical — 0.32%
2,789	Bayerische Motoren Werke AG (a)	236,154
8,318	Volkswagen AG (a)	1,930,435

		2,166,589

Consumer, Non-cyclical — 0.15%
9,344	Henkel AG & Co KGaA (a)	1,048,549

Industrial — 0.00%(e)
13,919,097	Rolls-Royce Holdings PLC Class C (a)(c)	21,870

TOTAL PREFERRED STOCK — 0.47% (Cost $2,768,616)		$3,237,008

RIGHTS
Consumer, Cyclical — 0.00%(e)
556	Jardine Cycle & Carriage Ltd	2,929

Consumer, Non-cyclical — 0.00%(e)
22,740	Abertis Infraestructuras SA (c)	18,760

Energy — 0.01%
53,534	Repsol SA (b)(c)	27,752

Industrial — 0.00%(e)
9,575	Zardoya Otis SA (c)	4,174

TOTAL RIGHTS — 0.01% (Cost $60,459)		$53,615

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.09%
$7,420,000	Federal Farm Credit Banks Funding Corp 0.01%, 07/01/2015	7,420,000

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — 0.08%
$530,000	U.S. Treasury Bills(f) 0.06%, 12/10/2015	$529,865

Repurchase Agreements — 1.09%
1,770,289	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $1,770,289 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (g)	1,770,289

1,770,289	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $1,770,289 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (g)	1,770,289

1,161,728	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $1,161,728 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (g)	1,161,728

Principal Amount		Fair Value

Repurchase Agreements — (continued)

$ 1,770,289	Undivided interest of 3.76% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $1,770,289 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (g)	$1,770,289

981,232	Undivided interest of 5.05% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $981,232 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (g)	981,232

		7,453,827

TOTAL SHORT TERM INVESTMENTS — 2.26% (Cost $15,403,692)		$15,403,692

TOTAL INVESTMENTS — 100.58% (Cost $626,356,217)		$686,159,204

OTHER ASSETS & LIABILITIES, NET — (0.58)%		$(3,976,053)

TOTAL NET ASSETS — 100.00%		$682,183,151

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	108	USD	$9,903,600	September 2015	$(248,231)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Summary of Investments by Country as of June 30, 2015.

Country		Fair Value	Percentage of Fund Investments

Japan	$	153,454,659	22.37%
United Kingdom		123,031,298	17.93
Switzerland		65,465,826	9.54
France		63,787,790	9.30
Germany		59,506,066	8.67
Australia		46,959,942	6.84
Spain		23,270,788	3.39
Netherlands		23,246,928	3.39
Hong Kong		21,941,724	3.20
Sweden		19,652,238	2.86
United States		15,906,599	2.32
Italy		14,668,593	2.14
Denmark		11,167,933	1.63
Singapore		9,394,763	1.37
Belgium		8,763,134	1.28
Ireland		6,037,698	0.88
Finland		5,507,637	0.80
Norway		3,977,162	0.58
Israel		3,972,229	0.58
Luxembourg		2,391,101	0.35
Austria		1,107,830	0.16
Portugal		1,050,247	0.15
New Zealand		846,101	0.12
South Africa		644,961	0.09
Bermuda		198,458	0.03
Mexico		115,071	0.02
China		92,428	0.01

Total	$	686,159,204	100.00%

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West International Index Fund

ASSETS:
Investments in securities, fair value (including $6,594,267 of securities on loan)(a)	$678,705,377
Repurchase agreements, fair value(b)	7,453,827
Cash	451,777
Cash denominated in foreign currencies, fair value(c)	484,607
Subscriptions receivable	1,541,058
Dividends and interest receivable	2,431,368

Total Assets	691,068,014

LIABILITIES:
Payable to investment adviser	214,228
Payable for administrative services fees	49,556
Payable upon return of securities loaned	7,453,827
Redemptions payable	1,049,575
Payable for investments purchased	82,760
Variation margin on futures contracts	34,917

Total Liabilities	8,884,863

NET ASSETS	$682,183,151

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,819,203
Paid-in capital in excess of par	604,154,385
Net unrealized appreciation	59,555,640
Undistributed net investment income	5,402,894
Accumulated net realized gain	6,251,029

NET ASSETS	$682,183,151

NET ASSETS BY CLASS
Initial Class	$157,271,766

Institutional Class	$524,911,385

CAPITAL STOCK:
Authorized
Initial Class	30,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	14,132,649
Institutional Class	54,059,380

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.13

Institutional Class	$9.71

(a) Cost of investments	$618,902,390
(b) Cost of repurchase agreements	$7,453,827
(c) Cost of cash denominated in foreign currencies	$483,885

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West International Index Fund

INVESTMENT INCOME:
Interest	$1,063
Income from securities lending	137,807
Dividends	12,877,700
Foreign withholding tax	(1,522,540)

Total Income	11,494,030

EXPENSES:
Management fees	1,921,040
Administrative services fees - Initial Class	95,863

Total Expenses	2,016,903

NET INVESTMENT INCOME	9,477,127

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	1,193,579
Net realized gain on futures contracts	1,614,429
Net realized loss on forward foreign currency contracts	(68,041)

Net Realized Gain	2,739,967

Net change in unrealized appreciation on investments and foreign currency translations	26,767,421
Net change in unrealized depreciation on futures contracts	(25,053)
Net change in unrealized appreciation on forward foreign currency contracts	85,248

Net Change in Unrealized Appreciation	26,827,616

Net Realized and Unrealized Gain	29,567,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,044,710

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West International Index Fund

OPERATIONS:
Net investment income	$9,477,127	$10,905,278
Net realized gain	2,739,967	2,499,909
Net change in unrealized appreciation (depreciation)	26,827,616	(51,457,387)

Net Increase (Decrease) in Net Assets Resulting from Operations	39,044,710	(38,052,200)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	–	(10,262,200)

From net investment income	0	(10,262,200)

From net realized gains
Initial Class	–	(965,601)

From net realized gains	0	(965,601)

Total Distributions	0	(11,227,801)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	132,118,509	289,727,277
Institutional Class	559,729,871	N/A
Shares issued in reinvestment of distributions
Initial Class	–	11,227,801
Shares redeemed
Initial Class	(635,859,016)	(153,385,696)
Institutional Class	(19,408,191)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	36,581,173	147,569,382

Total Increase in Net Assets	75,625,883	98,289,381

NET ASSETS:
Beginning of period	606,557,268	508,267,887

End of period(a)	$682,183,151	$606,557,268

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	12,005,722	25,746,065
Institutional Class	55,977,662	N/A
Shares issued in reinvestment of distributions
Initial Class	–	1,053,669
Shares redeemed
Initial Class	(55,743,066)	(13,578,987)
Institutional Class	(1,918,282)	N/A

Net Increase	10,322,036	13,220,747

(a) Including undistributed and (overdistributed) net investment income:	$5,402,894	$(4,074,233)

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011(a)
Great-West International Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.48		$11.38		$9.63		$8.33		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(b)	0.21	(b)	0.22	(b)	0.22	(b)	0.19
Net realized and unrealized gain (loss)	0.51		(0.91)		1.81		1.27		(1.67)

Total From Investment Operations	0.65		(0.70)		2.03		1.49		(1.48)

LESS DISTRIBUTIONS:
From return of capital	–		–		–		–		(0.00)	(c)
From net investment income	–		(0.18)		(0.25)		(0.19)		(0.19)
From net realized gains	–		(0.02)		(0.03)		–		–

Total Distributions	0.00		(0.20)		(0.28)		(0.19)		(0.19)

NET ASSET VALUE, END OF PERIOD	$11.13		$10.48		$11.38		$9.63		$8.33

TOTAL RETURN(d)	6.20%	(e)	(6.19%)		21.13%		17.92%		(14.77%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$157,272		$606,557		$508,268		$327,571		$156,576
Ratio of expenses to average net assets	0.70%	(f)	0.70%		0.70%		0.70%		0.70%	(f)
Ratio of net investment income to average net assets	2.54%	(f)	1.87%		2.04%		2.49%		2.50%	(f)
Portfolio turnover rate(g)	3%	(e)	10%		6%		7%		4%	(e)

(a)	The Fund’s inception date was January 13, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West International Index Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.35)

Total From Investment Operations	(0.29)

NET ASSETS VALUE, END OF PERIOD	$9.71

TOTAL RETURN(c)	(2.90%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$524,911
Ratio of expenses to average net assets	0.35%	(e)
Ratio of net investment income to average net assets	3.67%	(e)
Portfolio turnover rate(f)	3%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

  Semi-Annual Report - June 30, 2015

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

  Semi-Annual Report - June 30, 2015

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	6,591,933	$	660,872,956	$	—	$	667,464,889
Preferred Stock		—		3,237,008		—		3,237,008
Rights		34,855		18,760		—		53,615
Short Term Investments		—		15,403,692		—		15,403,692

Total Assets	$	6,626,788	$	679,532,416	$	0	$	686,159,204

Liabilities

Other Financial Investments:
Futures Contracts (a)	$	(248,231)	$	—	$	—	$	(248,231)

Total Liabilities	$	(248,231)	$	0	$	0	$	(248,231)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30, 2015, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)

Communications	$549,588	-
Consumer, Cyclical	$1,570,042	-
Consumer, Non-cyclical	$210,410	$569,667
Energy	$151,045	-
Financial	$4,886,500	$423,207
Industrial	$577,883	$382,427
Utilities	$432,643	$1,341,682

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

  Semi-Annual Report - June 30, 2015

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$	630,638,971

Gross unrealized appreciation on investments		108,504,608
Gross unrealized depreciation on investments		(52,984,375)

Net unrealized appreciation on investments	$	55,520,233

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the

  Semi-Annual Report - June 30, 2015

requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 122 futures contracts for the reporting period.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

The unrealized appreciation or depreciation is reported on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of

  Semi-Annual Report - June 30, 2015

the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. At June 30, 2015, there were no forward contracts held.

Valuation of derivative investments as of June 30, 2015 is as follows:

Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(248,231)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,614,429	Net change in unrealized depreciation on futures contracts	$(25,053)

Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(68,041)	Net change in unrealized appreciation on forward foreign currency contracts	$85,248

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

  Semi-Annual Report - June 30, 2015

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $71,781,488 and $20,518,814, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $6,594,267 and received collateral of $7,453,827 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2015. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Securities lending transactions	Total(a)
Common Stock	$6,565,793
Rights	28,474

Total secured borrowings	$6,594,267

(a) The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West International Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one- and three-year periods ended December 31, 2014. The Board only assessed short-term performance due to the Fund’s inception in January 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.

The Board noted that the Fund underperformed its benchmark index for the annualized one- and three-year periods ended December 31, 2014 and the Fund was in the third quartile of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that underperformance relative to the benchmark was primarily a result of the Fund’s expenses and, therefore, concluded that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest compared to the average and median contractual management fees of its peer group of funds, its Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and the median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, with respect to the Fund’s total annual operating expense ratio, the Fund was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and the median of its peer group. The Board considered that the Fund’s total annual operating expense ratio was lower than the average and the same as the median of its peer universe.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

  (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

  (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015